Hedge Accounting - Schedule of Each Strategy of Notional Amount and Fair Value Adjustments of Hedge Instruments and Carrying Amount of Hedged Item (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments over hedge rate related to taxes	44.65%	44.65%